Retirement-Related Benefits (Reconciliation of Level 3 Assets) (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period			$ 53,630
Fair value of plan assets, balance at end of period	55,772	53,954	53,630
Non-U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	39,464	38,058
Foreign exchange impact	(4,049)	121
Fair value of plan assets, balance at end of period	39,543	39,464
Level 3 | U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	7,968	8,032
Return on assets held at end of year	238	2,103
Return on assets sold during the year	531	(939)
Purchases, sales and settlements, net	(1,302)	(1,194)
Transfers, net	2	(33)
Fair value of plan assets, balance at end of period	7,437	7,968
Level 3 | U.S. Defined Benefit Pension Plans | Government and Related
Change in plan assets
Fair value of plan assets, balance at beginning of period	1	6
Return on assets held at end of year		0
Return on assets sold during the year		0
Purchases, sales and settlements, net		(5)
Transfers, net	(1)	0
Fair value of plan assets, balance at end of period		1
Level 3 | U.S. Defined Benefit Pension Plans | Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	5	11
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	0	3
Transfers, net	(1)	(8)
Fair value of plan assets, balance at end of period	4	5
Level 3 | U.S. Defined Benefit Pension Plans | Mortgage and Asset-Backed Securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	19	45
Return on assets held at end of year	0	(1)
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(3)	0
Transfers, net	4	(26)
Fair value of plan assets, balance at end of period	20	19
Level 3 | U.S. Defined Benefit Pension Plans | Fixed Income Commingled/Mutual Funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	274	267
Return on assets held at end of year	21	7
Fair value of plan assets, balance at end of period	295	274
Level 3 | U.S. Defined Benefit Pension Plans | Hedge Funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	860	756
Return on assets held at end of year	28	104
Return on assets sold during the year		0
Purchases, sales and settlements, net		0
Fair value of plan assets, balance at end of period	889	860
Level 3 | U.S. Defined Benefit Pension Plans | Private Equity
Change in plan assets
Fair value of plan assets, balance at beginning of period	3,771	4,085
Return on assets held at end of year	(10)	1,104
Return on assets sold during the year	332	(528)
Purchases, sales and settlements, net	(807)	(891)
Fair value of plan assets, balance at end of period	3,287	3,771
Level 3 | U.S. Defined Benefit Pension Plans | Private Real Estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	3,038	2,861
Return on assets held at end of year	197	889
Return on assets sold during the year	199	(412)
Purchases, sales and settlements, net	(492)	(301)
Fair value of plan assets, balance at end of period	2,942	3,038
Level 3 | Non-U.S. Defined Benefit Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	1,110	1,042
Return on assets held at end of year	138	22
Return on assets sold during the year	34	16
Purchases, sales and settlements, net	155	1
Transfers, net	102
Foreign exchange impact	(110)	29
Fair value of plan assets, balance at end of period	1,429	1,110
Level 3 | Non-U.S. Defined Benefit Pension Plans | Government and Related
Change in plan assets
Fair value of plan assets, balance at beginning of period	42	76
Return on assets held at end of year	3	(12)
Return on assets sold during the year	0	1
Purchases, sales and settlements, net	(8)	(24)
Foreign exchange impact	(5)	2
Fair value of plan assets, balance at end of period	32	42
Level 3 | Non-U.S. Defined Benefit Pension Plans | Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	4	5
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(3)	(1)
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period	1	4
Level 3 | Non-U.S. Defined Benefit Pension Plans | Private Equity
Change in plan assets
Fair value of plan assets, balance at beginning of period	410	353
Return on assets held at end of year	26	1
Return on assets sold during the year	46	18
Purchases, sales and settlements, net	75	26
Transfers, net	0
Foreign exchange impact	(45)	12
Fair value of plan assets, balance at end of period	513	410
Level 3 | Non-U.S. Defined Benefit Pension Plans | Private Real Estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	655	609
Return on assets held at end of year	83	33
Return on assets sold during the year	(12)	(3)
Purchases, sales and settlements, net	(13)	1
Foreign exchange impact	(49)	15
Fair value of plan assets, balance at end of period	664	655
Level 3 | Non-U.S. Defined Benefit Pension Plans | Other Commingled/Mutual Funds
Change in plan assets
Return on assets held at end of year	26
Purchases, sales and settlements, net	104
Transfers, net	102
Foreign exchange impact	(12)
Fair value of plan assets, balance at end of period	$ 220